Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ (55,494)	$ 371,558
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ (55,494)	$ 371,558